SECURED DEBENTURE (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Debt Disclosure [Abstract]
Interest expense	$ 3,610	$ 3,914
Debenture liability	$ 545,388		$ 614,756